INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Canada	$ (54)	$ 84	$ 65
Foreign	306	615	250
Total	252	699	315
Deferred
Canada	(224)	(29)	49
Foreign	166	84	235
Deferred – U.S. Tax Reform and 2018 FERC Actions	0	0	(167)
Total	(58)	55	117
Income Tax Expense	$ 194	$ 754	$ 432